Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Loss per share
Schedule of loss per share

	Year Ended December 31,
(in thousands of $)	2021	2020	2019
Loss of the year	$(408,265)	$(608,455)	$(181,208)
Weighted average number of shares outstanding	51,075,827	45,410,442	38,619,121
Basic and diluted loss per share (in $)	$(7.99)	$(13.40)	$(4.69)